13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2009
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   JS Asset Management, LLC
Address: One Tower Bridge
         100 Front St, Suite 501
         West Conshohocken, PA 19428

Form 13F File Number: 28-12350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Brian McCafferty
Title: Head Trader
Phone: 610-234-2209

Signature                           City     State          and Date of Signing:
Brian McCafferty                 West Conshohocken PA             02/12/2010
----------------------          -----------------------        ---------------
Signature                               City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                     FORM 13F SUMMARY PAGE Report Summary:



Number of Other Included Managers:         1


Form 13F Information Table Entry Total:    ___


Form 13F Information Table Value Total: $ 56,857


List of Other Included Managers:  Russell Investment Group File# 28-01190




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
                                                                                    INVESTMETN DISCRETION OTHER    VOTING AUTHORITY
ISSUER NAME                        TITLE OF CLASS    CUSIP         MKT VAL   SHARES  SOLE(A)     SHARED   MNGRS   SOLE  SHARED NONE
Alcatel ADR                     COM                013904305      1282       386276    Sole                      386276
Allegheny Energy                COM                017361106      1275        54290    Sole                       54200        90
Alliance Semiconductor Inc.     COM                01877h100         9        40295    Sole                       40295
Arch Coal Inc                   COM                039380100      3200       143800    Sole                      143400       400
Axcelis Technologies Inc        COM                054540109        60        42500    Sole                       38700      3800
Bank of America Corp.           COM                060505104      3562       236526    Sole                      236526
Capital One Financial Corp      COM                14040H105       870        22700    Sole                       22700
Chesapeake Energy Corp.         COM                165167107      3067       118500    Sole                      118500
Citigroup Inc.                  COM                172967101      2834       856229    Sole                      856229
DR Horton Inc                   COM                23331a109      1350       124200    Sole                      124200
Dell Inc.                       COM                24702r101       972        67700    Sole                       67700
Forest Oil Corp                 COM                346091705       257        11550    Sole                       11300       250
Genworth Financial Inc.         COM                37247d106      2967       261394    Sole                      261144       250
Hartford Financial Services Gr  COM                416515104      1647        70800    Sole                       70800
Hudson Highland Group Inc.      COM                443792106        86        18200    Sole                       17300       900
Huntington Bancshares Inc       COM                446150104      1756       481000    Sole                      478800      2200
JC Penney Company Inc.          COM                708160106       857        32200    Sole                       32200
KeyCorp                         COM                493267108        65        11700    Sole                       11700
MGIC Investment Corp.           COM                552848103       254        43900    Sole                       42700      1200
Magna International Inc         COM                559222401      1841        36400    Sole                       36400
Marshall&Ilsley Corp            COM                571837103      3380       620100    Sole                      618500      1600
Mirant Corp                     COM                60467R100      2033       133154    Sole                      133024       130
Motorola Inc                    COM                620076109       711        91600    Sole                       91600
Nabors Industries Ltd           COM                G6359F103       574        26200    Sole                       26200
Navistar International          COM                63934e108      3204        82904    Sole                       82744       160
Office Depot Inc                COM                676220106       309        47900    Sole                       47300       600
Peabody Energy Corp             COM                704549104      3079        68100    Sole                       68100
Popular Inc                     COM                733174106       163        72300    Sole                       71300      1000
Pulte Homes                     COM                745867101      3493       349308    Sole                      349108       200
RRI Energy Inc                  COM                74971X107      3445       602329    Sole                      600929      1400
Regions Financial Corp          COM                7591EP100      1194       225700    Sole                      225700
Ryland Group Inc.               COM                783764103      3304       167700    Sole                      167200       500
Smithfield Foods Inc            COM                832248108       192        12660    Sole                       12600        60
Sprint Nextel Corp.             COM                852061100      1530       417900    Sole                      417900
SunTrust Banks Inc.             COM                867914103      1905        93900    Sole                       93900
Tyson Foods Inc.                COM                902494103       131        10700    Sole                       10700
